NUCLEAR PLANT RETIREMENT 2 (Details) (USD $)			12 Months Ended	18 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Nuclear Plant, SDGE [Member]	Jun. 06, 2013 Nuclear Plant, SDGE [Member]
Nuclear Plant [Line Items]
Nuclear Plant, Ownership Percentage			20.00%
Nuclear Plant, Replacement Power Costs				$ 165,000,000
Nuclear Plant, Revenue Recognized Associated with SONGS				300,000,000
Nuclear Plant, Replacement Power Costs Authorized			98,000,000
Authorized Recovery Amount, Nuclear Decommissioning Trust Funding			8,000,000
Requested Recovery Amount, Nuclear Decommissioning Trust Funding			16,000,000
Nuclear decommissioning trusts	1,034,000,000	908,000,000
Nuclear Plant Proposed Decision Share Of Costs Identified			182,800,000
Nuclear Plant Proposed Decision Share Of Costs To Be Refunded			19,300,000
Nuclear Plant Proposed Decision Steam Generator Costs Identified			122,000,000
Nuclear Plant Proposed Decision Steam Generator Costs To SDGE			$ 27,000,000